UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04404
                                                     ---------

                         Weiss, Peck & Greer Funds Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                909 Third Avenue
                               New York, NY 10022
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth Lengieza
                         Weiss, Peck & Greer Investments
                                909 Third Avenue
                               New York, NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 617-832-8286
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2005
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((sections) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (section) 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

              WPG CORE BOND
              PORTFOLIO OF INVESTMENTS AS OF 03/31/05

 PRINCIPAL
   AMOUNT                        SECURITY                              VALUE
-----------                      --------                          ------------
              LONG-TERM SECURITIES
              ASSET BACKED SECURITIES (4.2%)
              CREDIT CARDS (3.9%)
              Bank One Issuance Credit Trust Series
              2002-94 Class A4
$   300,000   2.940% Due 6/16/08                                   $    299,072
              Citibank Credit Card Issuance Trust Series
              2003-A3 Class 3
  1,750,000   3.100% Due 3/10/10                                      1,689,601
              Citibank Credit Card Issuance Trust Series
              2003-A6 Class 6
  1,000,000   2.900% Due 5/17/10                                        958,906
              Citibank Credit Card Issuance Trust Series
              2003-A7 Class A7
  1,000,000   4.150% Due 7/17/17                                        934,531
              Fleet Credit Card Master Trust II Series
              2002-C Class A
    500,000   2.750% Due 4/15/08                                        498,000
              MBNA Master Credit Card Trust Series 2000-I
              Class A
    620,000   6.900% Due 1/15/08                                        628,223
              MBNA Credit Card Trust Series 1995-C Class A
  1,100,000   6.450% Due 2/15/08                                      1,107,483
                                                                   ------------
                                                                      6,115,816
                                                                   ------------
              FINANCE (0.3%)
              BMW Vehicle Owner Trust Series 2003-A
              Class A4
    500,000   2.530% 2/25/08                                            493,309
                                                                   ------------
              TOTAL ASSET BACKED SECURITIES
              (Cost $6,835,406)                                       6,609,125
                                                                   ------------
              CORPORATE DEBENTURES (15.4%)
              BANKING (6.6%)
              ANZ Banking Group Limited
    800,000   5.360% Due 12/29/49 (B) (D)                               797,954
              BankAmerica
  1,625,000   5.875% Due 2/15/09                                      1,698,596
              Bank of America Corp.
  1,920,000   4.877% Due 7/10/42                                      1,887,825
              Credit Suisse First Boston
  1,625,000   3.875 % 1/15/09                                         1,580,963
              Credit Suisse First Boston
    515,000   6.125% Due 11/15/11                                       546,388
              Credit Suisse First Boston USA Inc
    615,000   4.875% Due 1/15/15                                        592,193
              JP Morgan Chase
    465,000   7.000% 11/15/09                                           508,311
              JP Morgan Chase
    575,000   4.500% Due 11/15/11                                       564,114
              JP Morgan Chase
    135,000   5.750% Due 1/2/13                                         140,289
              JP Morgan Chase
    800,000   5.875% Due 3/15/35                                        772,568
              RBS Capital Trust I
  1,350,000   5.510% Due 9/29/49 (B) (D)                              1,369,501
                                                                   ------------
                                                                     10,458,702
                                                                   ------------

              WPG CORE BOND
              PORTFOLIO OF INVESTMENTS AS OF 03/31/05

 PRINCIPAL
   AMOUNT                        SECURITY                              VALUE
-----------                      --------                          ------------
              BROADCAST MEDIA & CABLE (0.2%)
              Clear Channel
    325,000   4.900% 5/15/15                                            293,000
                                                                   ------------
              CAPITAL GOODS (1.2%)
              Boeing
    125,000   4.750% Due 8/25/08                                        125,950
              Hutchison Whampoa
  1,225,000   7.450% 11/24/33 (B)                                     1,348,573
              Kerr-McGee Corporation
    350,000   6.950% 7/1/24                                             359,335
                                                                   ------------
                                                                      1,833,858
                                                                   ------------
              COMMUNICATIONS (1.9%)
              America Movil SA
    740,000   6.375% 3/1/35 (B)                                         669,540
              AT&T Wireless SVCS Inc.
  1,150,000   8.750% 3/01/31                                          1,517,208
              Sprint Capital Corp
    575,000   8.750% 3/15/32                                            745,983
                                                                   ------------
                                                                      2,932,731
                                                                   ------------
              CONSUMER CYCLICALS (1.3%)
              Ford Motor Co.
    460,000   7.450% Due 7/16/31                                        416,109
              Pulte Homes
  1,250,000   6.375% Due 5/15/33                                      1,193,461
              Verizon Global
    400,000   7.750% Due 12/1/30 (B)                                    483,439
                                                                   ------------
                                                                      2,093,009
                                                                   ------------
              CONSUMER NON-CYCLICALS (0.1%)
              Diageo Capital PLC
     95,000   3.375% Due 3/20/08                                         92,420
                                                                   ------------
                                                                         92,420
                                                                   ------------
              ELECTRIC UTILITIES (1.2%)
              Tenaga Nasional
    700,000   7.500% Due 11/1/25 (B)                                    790,292
              TXU Corp.
  1,050,000   6.550% Due 11/15/34                                       995,448
              TXU Corp.
    175,000   6.500% Due 11/15/24                                       167,232
                                                                   ------------
                                                                      1,952,972
                                                                   ------------
              ENERGY (0.1%)
              Pemex Project Funding Master Trust Series
    175,000   7.375% Due 12/15/14 (B)                                   187,250
                                                                   ------------
                                                                        187,250
                                                                   ------------
              FINANCE (1.4%)
              Amvescap PLC
    200,000   5.375% Due 12/15/14 (B)                                   194,720
              Countrywide Credit
    125,000   2.875% Due 2/15/07                                        121,747
              First Industrial LP
    550,000   7.600% Due 7/15/28                                        629,341
              GMAC
    855,000   6.750% Due 12/1/14                                        738,552
              Glencore Funding LLC
    620,000   6.000% Due 4/15/14 (B)                                    589,617
                                                                   ------------
                                                                      2,273,977
                                                                   ------------

              WPG CORE BOND
              PORTFOLIO OF INVESTMENTS AS OF 03/31/05

 PRINCIPAL
   AMOUNT                        SECURITY                              VALUE
-----------                      --------                          ------------
              INSURANCE (1.2%)
              Axis Capital Holdings
    250,000   5.750% Due 12/1/14                                        253,193
              Farmers Exchange Capital
    500,000   7.200% Due 7/15/48 (B)                                    524,850
              Liberty Mutual Series
    325,000   6.500% Due 3/15/35 (B)                                    312,592
              Phoenix Life Insurance
    820,000   7.150% Due 12/15/34 (B)                                   843,521
                                                                   ------------
                                                                      1,934,156
                                                                   ------------
              REAL ESTATE INVESTMENT TRUST (REIT) (0.2%)
              Westfield Capital Corp.
    250,000   5.125% Due 11/15/14                                       246,244
                                                                   ------------
              TOTAL CORPORATE DEBENTURES
              (Cost $24,521,260)                                     24,298,319
                                                                   ------------
              U.S. GOVERNMENT OBLIGATIONS (35.3%)
              U.S. TREASURY BONDS (1.4%)
  1,975,000   5.375% Due 2/15/31                                      2,152,519
                                                                   ------------
              U.S. TREASURY NOTES (33.9%)
  1,660,000   5.750% Due 11/15/05                                     1,685,224
  6,445,000   2.375% Due 8/15/06                                      6,336,995
  2,275,000   2.875% Due 11/30/06                                     2,244,074
  1,415,000   2.250% Due 2/15/07                                      1,376,419
    320,000   3.375% Due 2/28/07                                        317,662
  2,350,000   2.750% Due 8/15/07                                      2,291,525
  3,725,000   3.375% Due 2/15/08                                      3,669,125
  2,450,000   2.625% Due 5/15/08                                      2,353,531
  2,975,000   3.375% Due 12/15/08                                     2,905,507
  1,310,000   3.875% Due 1/15/09                                      1,679,760
     85,000   3.875% Due 5/15/09                                         84,283
    330,000   4.000% Due 6/15/09                                        328,621
    880,000   3.500% Due 11/15/09                                       856,144
  1,170,000   3.500% Due 12/15/09                                     1,136,499
 10,000,000   3.5000% Due 2/15/10                                     9,705,860
  2,745,000   4.000% Due 3/15/10                                      2,723,556
  3,035,000   4.000% Due 11/15/12                                     2,962,919
  7,120,000   1.630% Due 1/15/15 (Inflationary Index)                 7,005,396
  4,215,000   4.000% Due 2/15/15                                      4,049,692
                                                                   ------------
                                                                     53,712,792
                                                                   ------------
              TOTAL U. S. GOVERNMENT OBLIGATIONS
              (Cost $56,184,772)                                     55,865,311
                                                                   ------------

              WPG CORE BOND
              PORTFOLIO OF INVESTMENTS AS OF 03/31/05

 PRINCIPAL
   AMOUNT                        SECURITY                              VALUE
-----------                      --------                          ------------
              MORTGAGE PASS THROUGH SECURITIES (36.2%)
              COMMERCIAL MORTGAGE-BACKED ASSETS (2.6%)
              Commercial Mortgage Asset Trust 1999-C2 Class A2
    325,000   7.550% Due 11/17/32                                       358,957
              First Union Bank Of America Series 2001-C1
              Class A2
    660,000   6.136% Due 3/15/33                                        702,393
              First Union-Lehman Brothers-Bank Of America
              Series 1998-C2 Class A2
    655,000   6.560% Due 11/18/35                                       690,052
              GE Capital Commercial Mortgage Corporation
              Series 2002-1A Class A3
  1,240,000   6.269% Due 12/10/35                                     1,336,164
              Mortgage Capital Funding Inc. Series
              1998-MC3 Class A2
    490,000   6.340% Due 11/18/31                                       513,305
              Stingray Pass Through Trust
    600,000   5.900% Due 1/12/15 (B)                                    584,902
                                                                   ------------
                                                                      4,185,773
                                                                   ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION (32.5%)
     97,953   9.000% Due 11/1/10                                        105,767
    677,294   6.500% Due 12/1/14                                        707,452
  6,105,000   4.500% Due 4/1/20 (C)                                   5,967,638
  8,325,000   5.000% Due 4/1/20 (C)                                   8,317,191
    140,136   7.500% Due 2/1/31                                         149,785
  6,010,000   5.500% Due 4/1/34 (C)                                   6,017,513
  4,939,109   5.500% Due 7/1/34                                       4,949,965
  2,309,916   4.163% Due 12/1/34                                      2,270,160
  3,578,561   4.590% Due 12/1/34                                      3,552,874
  2,559,838   4.370% Due 12/1/34                                      2,528,316
  6,310,000   5.000% Due 4/1/35 (C)                                   6,168,025
 10,535,000   6.000% Due 4/1/35 (C)                                  10,765,453
                                                                   ------------
                                                                     51,500,139
                                                                   ------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (1.1%)
    139,752   7.500% Due 9/15/07                                        150,173
    443,270   8.000% Due 9/15/17-12/15/17                               477,581
  1,061,579   6.500% Due 2/15/24-10/15/24                             1,109,167
                                                                   ------------
                                                                      1,736,921
                                                                   ------------
              TOTAL MORTGAGE PASS THROUGH SECURITIES
              (Cost $57,634,488)                                     57,422,833
                                                                   ------------

              WPG CORE BOND
              PORTFOLIO OF INVESTMENTS AS OF 03/31/05

 PRINCIPAL
   AMOUNT                        SECURITY                              VALUE
-----------                      --------                          ------------
              GOVERNMENT AGENCIES (28.4%)
              FEDERAL NATIONAL MORTGAGE ASSOCIATION (23.3%)
 32,096,000   2.6100% Due 4/13/05                                    32,068,076
    520,000   2.250% Due 5/17/06 (D)                                    511,211
  1,455,000   2.125% Due 6/5/06                                       1,427,137
  2,235,000   5.250% Due 6/15/06 (D)                                  2,272,226
    700,000   3.250% Due 8/15/08                                        677,076
                                                                   ------------
                                                                     36,955,726
                                                                   ------------
              FEDERAL HOME LOAN BANKS (FHLB) (1.5%)
  1,110,000   1.875% Due 6/15/06                                      1,084,901
  1,340,000   2.500% Due 3/15/06                                      1,324,747
                                                                   ------------
                                                                      2,409,648
                                                                   ------------
              FREDDIE MAC (3.6%)
  1,900,000   3.500% Due 4/1/08 (D)                                   1,859,877
    635,000   4.125% Due 9/1/09 (D)                                     625,622
  3,165,269   5.500% Due 9/1/19 GOLD                                  3,232,468
                                                                   ------------
                                                                      5,717,967
                                                                   ------------
              TOTAL GOVERNMENT AGENCIES
              (Cost $45,254,583)                                     45,083,341
                                                                   ------------
              SHORT-TERM SECURITIES
              ASSET BACKED SECURITIES (3.3%)
              CREDIT CARDS (2.8%)
              American Express Master Trust Series 2003-3
              Class A
    330,000   1.260% Due 11/15/07 (A)                                   330,016
              American Express Master Trust Series 2000-5
              Class A
    340,000   1.240% Due 4/15/08 (A)                                    340,229
              American Express Master Trust Series 2001-7
              Class A
    305,000   1.220% Due 2/16/09 (A)                                    305,425
              Bank One Issuance Trust Series 2003-A2
              Class A2
    595,000   1.150% Due 10/15/08 (A)                                   595,196
              Citibank Credit Card Master Trust Series
              2002-A5 Class A
    450,000   3.050% Due 9/17/07 (A)                                    450,122
              Citibank Credit Card Master Trust Series
              2002-A5 Class A
  1,200,000   2.710% Due 10/15/09 (A)                                 1,200,632
              First USA Credit Card Master Trust Series
              1998-4 Class A
    210,000   2.600% Due 3/18/08 (A)                                    210,079
              First USA Credit Card Master Trust Series
              2001-3 Class A
    590,000   2.740% Due 11/19/08 (A)                                   590,739
              MBNA Master Credit Card Trust Series 2002
              Class A12
    415,000   2.650% Due 4/15/08 (A)                                    415,174
                                                                   ------------
                                                                      4,437,612
                                                                   ------------

              WPG CORE BOND
              PORTFOLIO OF INVESTMENTS AS OF 03/31/05

 PRINCIPAL
   AMOUNT                        SECURITY                              VALUE
-----------                      --------                          ------------
              FINANCE (0.5%)
              Student Loan Marketing Association Series
              2000 Class A
    294,320   1.360% Due 10/28/28 (A)                                   294,886
              William Street Funding Corp. Series 2003-1,
              Class A
    460,000   1.470% Due 4/23/06 (A) (B)                                460,341
                                                                   ------------
                                                                        755,227
                                                                   ------------
              TOTAL ASSET BACKED SECURITIES
              (Cost $5,197,703)                                       5,192,839
                                                                   ------------
              TOTAL INVESTMENTS (122.8%)
              (Cost $195,628,212)*                                  194,471,768

              LIABILITIES IN EXCESS OF OTHER ASSETS
              (-22.8%)...............................               (36,077,783)
                                                                   ------------
              TOTAL NET ASSETS (100.0%)..............              $158,393,985
                                                                   ============

              Footnotes
              ---------

      (A) Adjustable rate security. Rate stated is as of March 31, 2005. Principal payments on demand at periodic intervals.
      (B) SEC Rule 144A Security. Such security has limited markets and is traded among qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines established by the Board of Trustees.
      (C)     When issued security.
      (D)     Callable security.
      (E)     Step Up Net - Coupon moves inversely to changes in interest rates.
       * The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

              Aggregate cost                                       $195,900,784
                                                                   ============

              Gross unrealized appreciation                        $    341,770
              Gross unrealized depreciation                          (1,770,786)
                                                                   ------------

              Net unrealized appreciation/(depreciation)           $ (1,429,016)
                                                                   ============

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Weiss, Peck & Greer Funds Trust


By (Signature and Title)* /s/ Daniel S. Vandivort
                          ------------------------------------------------------
                          Daniel S. Vandivort, Chairman
                          (principal executive officer)

Date  May 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Daniel S. Vandivort
                          ------------------------------------------------------
                          Daniel S. Vandivort, Chairman
                          (principal executive officer)

Date  May 23, 2005


By (Signature and Title)* /s/ William Kelly
                          ------------------------------------------------------
                          William Kelly, Executive Vice President and Treasurer (principal financial officer)

Date  May 24, 2005

* Print the name and title of each signing officer under his or her signature.